N-CSR(S)

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. REPORT TO SHAREHOLDERS

[Logo]

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Semi-Annual Report

June 30, 2015

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

VIKING TAX-FREE FUND FOR MONTANA

VIKING TAX-FREE FUND FOR NORTH DAKOTA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND") (each a "Fund") for the six months ended June 30, 2015. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

In the first quarter of 2015 economic activity moderated somewhat according to the Federal Open Market Committee's (FOMC) statement in mid-March. Labor market conditions improved, with job gains and a lower unemployment rate. Other positive indications included an increase in household spending, likely driven by a decrease in energy prices, and advancement in business fixed investment. During the second quarter, economic activity expanded moderately after little change during the first quarter, as noted by the FOMC statement in mid-July. Labor market conditions continued to improve with job gains and the unemployment rate remaining steady. Household spending also increased. Attention remains on the FOMC and when they will make the first move to normalize rates.

Municipal Bond Market Recap

While January represented a continuation of the strong muni market in 2014, February brought increased volatility as the Fed continued to lay the groundwork for an eventual rate hike and supply was robust. Munis underperformed Treasuries due to a supply/demand dynamic that was much less favorable than in 2014. In the first quarter of 2015, U.S. states and cities issued $107.3 billion of bonds, the third highest quarterly volume ever, driven predominately by refunding. February's correction in munis restored some measure of value to the market resulting in an opportunity for investors. Despite the February pullback, share prices of the Funds moved slightly higher over the first quarter.

Yields increased throughout the curve in the second quarter as investors kept an eye on the FOMC and the time frame in which they believe the Fed would begin to normalize rates. In addition, supply remained robust for the quarter, driven by refunding issues. In the latter half of the quarter, municipal yields rose as economic data showed signs of strength. However, worry of a potential Greek default in late June spurred an investor flight to quality that caused rates to reverse. Municipal bond issuance in the second quarter came in at $109.9 billion, an increase of 2.5% from the first quarter and an increase of 21.7% over the second quarter of last year. In the second quarter, Fund share prices were down, although total return of the Funds remained positive on the year.

Over the course of the first half of the year the Portfolio Management Team continued to shorten the maturity structure of each Fund as well as made a concerted effort to purchase bonds with higher coupons when possible. All else equal, the shorter maturity structure and higher coupons will be more defensive, mitigating any negative impact to each Fund's share price should a rise in rates occur.

Fund Performance and Outlook

Tax-Free Fund for MT and Tax-Free Fund for ND provided a total return of 0.37%* and 0.55%*, respectively (at net asset value with distributions reinvested) for the semi-annual period ended June 30, 2015 compared to the Funds' benchmark, the Barclays Capital Municipal Bond Index which returned 0.11% and the Morningstar Muni Single State Intermediate Category which returned -0.09%.

Despite the continued relative scarcity of Montana and North Dakota municipal bonds throughout the period, each Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Each Fund may also invest in non-rated bonds should we deem they are of investment grade equivalent. Looking ahead, we expect the supply/demand backdrop to improve as issuance wanes and retail-led demand picks up during what are typically heavy reinvestment months. Although we refrain from making large bets on the direction of rates, we have taken the opportunity to shorten the Funds' maturity structures over the last few years in anticipation of an eventual rise in rates. A shorter maturity structure should provide a somewhat greater degree of stability of each Fund's share price should muni prices become volatile. The highest level of current income that is exempt from federal and each Fund's state income taxes and is consistent with preservation of capital remains the investment objective of each Fund.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with higher marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $400,000 ($450,000 for married filing jointly) is 39.6%. The after-tax yield of a 10-year U.S. Treasury Note yielding 2.35% falls to approximately 1.33% at the 39.6% federal tax rate plus the 3.8% Medicare surtax. In contrast, the benchmark 10-year AAA muni was yielding 2.28% at June 30, 95 basis points more than the after-tax yield of the 10 year U.S. Treasury Note.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it's the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund's website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Tax-Free Fund for MT and Tax-Free Fund for ND, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15% and 1.24%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.98%, respectively. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Tax-Free Fund for MT without Sales Charge	Tax-Free Fund for MT with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/04	$10,000	$9,623	$10,000
12/30/05	$10,196	$9,812	$10,353
12/29/06	$10,619	$10,219	$10,855
12/31/07	$10,933	$10,522	$11,221
12/31/08	$10,424	$10,031	$10,944
12/31/09	$11,671	$11,232	$12,357
12/31/10	$11,897	$11,449	$12,650
12/30/11	$13,261	$12,762	$14,002
12/31/12	$13,915	$13,391	$14,949
12/31/13	$13,387	$12,882	$14,566
12/31/14	$14,335	$13,795	$15,885
6/30/15	$14,387	$13,845	$15,904

Average Annual Total Returns for the periods ending June 30, 2015

					Inception
	1 year	3 year	5 year	10 year	(August 3, 1999)
Without sales charge	3.02%	2.00%	3.71%	3.54%	4.09%
With sales charge (3.75%)	-0.80%	0.72%	2.93%	3.14%	3.84%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Tax-Free Fund for ND without Sales Charge	Tax-Free Fund for ND with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/04	$10,000	$9,626	$10,000
12/30/05	$10,224	$9,841	$10,353
12/29/06	$10,711	$10,310	$10,855
12/31/07	$11,008	$10,596	$11,221
12/31/08	$10,470	$10,079	$10,944
12/31/09	$11,912	$11,467	$12,357
12/31/10	$12,088	$11,636	$12,650
12/30/11	$13,384	$12,883	$14,002
12/31/12	$13,984	$13,461	$14,949
12/31/13	$13,453	$12,950	$14,566
12/31/14	$14,452	$13,911	$15,885
6/30/15	$14,532	$13,988	$15,904

Average Annual Total Returns for the periods ending June 30, 2015

					Since Inception
	1 year	3 year	5 year	10 year	(August 3, 1999)
Without sales charge	3.10%	2.04%	3.50%	3.59%	4.20%
With sales charge (3.75%)	-0.77%	0.75%	2.70%	3.20%	3.95%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.24%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2016 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2016 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS June 30, 2015 (unaudited)

Health Care	27.9%
Other Revenue	17.3%
General Obligation	14.3%
Housing	14.0%
Education	10.4%
Transportation	8.4%
Utilities	4.6%
Cash Equivalents and Other	3.1%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 30, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.9%)

Education (10.4%)
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	$2,000,000	$2,187,880
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	130,000	134,485
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	575,000	601,915
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	589,260
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/30	240,000	276,218
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	544,150
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	797,859
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/23	250,000	291,540
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,231,654
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	398,483
		7,053,444
General Obligation (14.3%)
Bozeman MT 4.000% 07/01/28	540,000	600,377
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	778,120
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	474,071
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	602,691
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	703,527
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	459,883
Montana St Ref-Long Range Bldg Program 4.000% 08/01/27	275,000	301,570
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/23	385,000	440,301
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	954,146
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,492
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	158,238
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	808,635
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	163,314
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	173,714
Valley Cnty MT Sch Dist #1-A(Glasgow) GO 4.250% 07/01/31	450,000	487,751
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	609,440
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	616,656
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,186,770
		9,669,696
Health Care (27.9%)
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,484,219
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,562,340
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	264,748
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,116,543
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	126,330
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	628,194
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	413,090
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,180,090
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	782,773
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,510
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,332
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	653,499
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	926,133
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	256,153
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser A 5.000% 06/01/28	1,015,000	1,152,715
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	153,629
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	281,223
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	182,898
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	303,822
MT Fac Fin Auth Sisters of Charity Leavenworth 4.500% 01/01/24	1,000,000	1,068,810
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	550,000	582,054
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	440,536
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	230,000	230,290
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,115,000	1,115,424
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,892
Yellowstone Cnty MT Health Care Lease Rev 4.000% 10/01/29	710,000	755,873
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,369,475
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	268,395
		18,821,990
Housing (14.0%)
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	630,000	652,453
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,075,000	1,113,409
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	45,000	45,256
MT Brd of Hsg Single Family Mtg Ser C2 4.850% 12/01/26	80,000	80,156
MT Brd of Hsg Single Family Program 2.650% 06/01/21	160,000	160,030
MT Brd of Hsg Single Family Program 2.650% 12/01/21	350,000	348,575
MT Brd of Hsg Single Family Program 3.000% 06/01/23	210,000	209,687
MT Brd of Hsg Single Family Program 3.000% 12/01/23	100,000	99,994
MT Brd of Hsg Single Family Program 3.150% 06/01/24	410,000	410,783
MT Brd of Hsg Single Family Program 3.150% 12/01/24	150,000	149,108
MT Brd of Hsg Single Family Program 3.250% 12/01/29	385,000	378,328
MT Brd of Hsg Single Family Program 3.350% 06/01/25	170,000	170,736
MT Brd of Hsg Single Family Program 3.500% 12/01/34	485,000	470,537
MT Brd of Hsg Single Family Program 5.050% 12/01/24	60,000	62,164
MT Brd of Hsg Single Family Program 5.300% 12/01/29	235,000	242,200
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	500,000	523,230
MT St Brd Hsg Single Family Program 3.400% 12/01/27	1,435,000	1,404,980
MT St Brd Hsg Single Family Program 3.600% 12/01/30	540,000	519,329
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	250,000	268,403
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	225,000	241,036
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	630,000	674,308
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	355,000	379,030
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	175,000	177,076
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	170,000	174,131
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	450,000	460,368
		9,415,307
Other Revenue (17.3%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	285,373
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,519
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	71,550
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,416
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	313,857
Billings MT Spl Impt Dist No 1385 3.050% 07/01/21	375,000	375,026
Billings MT Spl Impt Dist No 1385 4.000% 07/01/25	350,000	350,028
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	255,048
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	407,109
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	420,317
Billings MT Tax Increment Urban Renewal Ref 4.250% 07/01/35	1,000,000	954,530
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	490,000	494,204
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	919,179
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	209,856
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	658,878
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	623,838
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,038,710
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	297,646
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	290,158
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	190,197
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	892,665
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	133,128
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	294,445
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	221,467
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	484,138
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	355,000	356,061
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	795,859
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	115,000	115,145
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	100,191
		11,686,538
Transportation (8.4%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	851,008
Billings MT Arpt Rev 4.750% 07/01/19	350,000	377,041
Billings MT Arpt Rev 5.000% 07/01/20	235,000	257,819
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	805,158
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,039,490
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	206,478
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	217,500
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	101,450
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	106,398
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	397,043
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	198,645
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	254,551
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	256,279
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	251,386
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	383,842
		5,704,088
Utilities (4.6%)
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,859,400
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	235,474
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	243,225
Billings MT Storm Swr Revenue 4.000% 07/01/28	250,000	268,550
Billings MT Storm Swr Revenue 4.000% 07/01/29	250,000	265,678
Dillon MT Wtr & Swr Sys Rev 4.000% 07/01/33	250,000	266,560
		3,138,887

TOTAL MUNICPAL BONDS (COST: $63,141,170)		$65,489,950

SHORT-TERM SECURITIES (2.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,314,188)	1,314,188	$1,314,188

TOTAL INVESTMENTS IN SECURITIES (COST: $64,455,358) (98.9%)		$66,804,138
OTHER ASSETS LESS LIABILITIES (1.1%)		758,759

NET ASSETS (100.0%)		$67,562,897

^	Variable rate security; rate shown represents rate as of June 30, 2015.

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS June 30, 2015 (unaudited)

General Obligation	23.3%
Health Care	19.6%
Education	14.7%
Housing	12.1%
Utilities	11.3%
Other Revenue	10.5%
Transportation	7.0%
Cash Equivalents and Other	1.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 30, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.5%)

Education (14.7%)
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	$175,000	$175,541
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	125,447
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	250,000	262,545
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	261,602
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	261,533
ND St Brd Higher Ed 5.000% 04/01/25	160,000	175,757
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	465,111
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.000% 08/01/26	265,000	264,719
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.000% 08/01/27	275,000	269,555
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.250% 08/01/28	280,000	277,138
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.250% 08/01/29	290,000	283,693
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	158,193
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	286,008
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	388,981
		3,655,823
General Obligation (23.3%)
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	814,515
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	519,830
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	255,790
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	205,600
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	300,000	331,632
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	370,272
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	207,788
Maple-Steele ND Jt Wtr Res Dist GO 4.000% 05/01/30	250,000	250,115
Minot ND Arpt Rev Amt- Set D 3.500% 10/01/25	570,000	592,383
Minot ND Arpt Rev Amt- Set D 4.000% 10/01/28	355,000	367,645
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	216,674
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	270,995
West Fargo ND GO 4.000% 05/01/26	400,000	431,300
West Fargo ND GO Ref - Ser B 3.250% 05/01/34	150,000	137,762
West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	548,680
Williston ND Ref & Impt GO 4.000% 05/01/22	240,000	268,121
		5,789,102
Health Care (19.6%)
*Fargo ND Health Sys 6.000% 11/01/28	500,000	590,680
*Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	617,034
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	291,177
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	359,181
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj -Ser A 5.000% 07/01/35	500,000	594,075
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,765
Fargo ND Health Sys 5.500% 11/01/20	500,000	595,650
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	568,260
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	317,505
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	160,729
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	250,000	253,475
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	385,046
		4,858,577
Housing (12.1%)
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	831,825
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	439,856
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	306,741
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	152,715
ND St Hsg Fin Agy 3.100% 01/01/26	1,165,000	1,157,742
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	95,000	99,997
		2,988,876
Other Revenue (10.5%)
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	309,420
Bismarck, ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	291,516
Bismarck, ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	304,738
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	103,288
ND Pub Fin Auth 4.000% 06/01/30	400,000	417,256
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	154,719
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	244,370
ND Pub Fin Auth Capital Financing Prog Ser-A 4.000% 06/01/28	265,000	281,714
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	228,492
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	279,320
		2,614,833
Transportation (7.0%)
Grand Forks ND Regl Arpt Auth Arpt Rev 3.600% 06/01/23	180,000	186,345
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	629,784
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	377,969
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	545,725
		1,739,823
Utilities (11.3%)
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	806,198
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	520,631
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	700,846
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	274,712
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	502,000
		2,804,387

TOTAL MUNICIPAL BONDS (COST: $23,354,923)		$24,451,421

SHORT-TERM SECURITIES (0.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST:$149,303)	149,303	$149,303

TOTAL INVESTMENTS IN SECURITIES (COST: $23,504,226) (99.1%)		$24,600,724
OTHER ASSETS LESS LIABILITIES (0.9%)		230,066

NET ASSETS (100.0%)		$24,830,790

^	Variable rate security; rate shown represents rate as of June 30, 2015.

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities June 30, 2015 (unaudited)

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
ASSETS
Investments in securities, at value (cost: $64,455,358 and $23,504,226, respectively)	$66,804,138	$24,600,724
Receivable for Fund shares sold	55,045	41,000
Accrued dividends receivable	12	2
Accrued interest receivable	878,606	239,284
Prepaid expenses	1,158	2,060
Total assets	$67,738,959	$24,883,070

LIABILITIES
Payable for Fund shares redeemed	$23,994	$12,636
Dividends payable	59,668	13,664
Trustees' fees payable	2,064	775
Payable to affiliates	55,634	20,435
Accrued expenses	9,702	4,770
Disbursements in excess of demand deposit cash	25,000	0
Total liabilities	$176,062	$52,280

NET ASSETS	$67,562,897	$24,830,790

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$67,221,442	$24,565,462
Accumulated undistributed net realized gain (loss) on investments	(2,009,984)	(835,522)
Accumulated undistributed net investment income (loss)	2,659	4,352
Unrealized appreciation (depreciation) on investments	2,348,780	1,096,498

NET ASSETS	$67,562,897	$24,830,790

Shares outstanding	6,674,559	2,408,251
Net asset value per share*	$10.12	$10.31
Public offering price (sales charge of 3.75%)	$10.51	$10.71

*	Redemption price per share is equal to net asset value less any applicable contingent defered sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended June 30, 2015 (unaudited)

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INVESTMENT INCOME
Interest	$1,314,462	$460,762
Dividends	37	26
Total investment income	$1,314,499	$460,788

EXPENSES
Investment advisory fees	$169,198	$63,440
Distribution (12b-1) fees	84,599	31,720
Transfer agent fees	47,375	17,763
Administrative service fees	59,375	29,763
Professional fees	6,521	3,064
Reports to shareholders	2,260	914
License, fees, and registrations	1,321	2,334
Audit fees	5,904	2,246
Trustees' fees	2,064	775
Transfer agent out-of-pockets	2,473	1,465
Custodian fees	3,765	1,483
Legal fees	2,424	911
Insurance expense	509	179
Total expenses	$387,788	$156,057
Less expenses waived or reimbursed	(56,160)	(31,715)
Total net expenses	$331,628	$124,342

NET INVESTMENT INCOME (LOSS)	$982,871	$336,446

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$42,841	$1,252
Net change in unrealized appreciation (depreciation) of investments	(765,307)	(197,560)
Net realized and unrealized gain (loss) on investments	$(722,466)	$(196,308)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$260,405	$140,138

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended June 30, 2015 (unaudited)

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$982,871	$336,446
Net realized gain (loss) from investment transactions	42,841	1,252
Net change in unrealized appreciation (depreciation) on investments	(765,307)	(197,560)
Net increase (decrease) in net assets resulting from operations	$260,405	$140,138

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(982,525)	$(335,871)
Total distributions	$(982,525)	$(335,871)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$3,747,600	$962,348
Proceeds from reinvested dividends	635,932	255,573
Cost of shares redeemed	(4,162,527)	(1,640,503)
Net increase (decrease) in net assets resulting from capital share transactions	$221,005	$(422,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(501,115)	$(618,315)
NET ASSETS, BEGINNING OF PERIOD	$68,064,012	$25,449,105
NET ASSETS, END OF PERIOD	$67,562,897	$24,830,790

Accumulated undistributed net investment income	$2,659	$4,352

Statements of Changes in Net Assets For the year ended December 31, 2014

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,979,676	$678,149
Net realized gain (loss) from investment transactions	(622,594)	(22,232)
Net change in unrealized appreciation (depreciation) on investments	3,397,510	1,097,484
Net increase (decrease) in net assets resulting from operations	$4,754,592	$1,753,401

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,979,050)	$(677,076)
Total distributions	$(1,979,050)	$(677,076)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$7,402,082	$3,506,262
Proceeds from reinvested dividends	1,337,552	520,951
Cost of shares redeemed	(12,903,440)	(3,794,128)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,163,806)	$233,085

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,388,264)	$1,309,410
NET ASSETS, BEGINNING OF PERIOD	$69,452,276	$24,139,695
NET ASSETS, END OF PERIOD	$68,064,012	$25,449,105

Accumulated undistributed net investment income	$2,313	$3,778

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the "Trust") was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of two series (the "Funds").

The Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in each Fund's Schedule of Investments. With respect to purchase commitments, the Funds identify securities to be segregated by the custodian in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge "CDSC" may be assessed on shares of Tax-Free Fund for MT and Tax-Free Fund for ND if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2011.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities for financial reporting purposes.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of market discount. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of June 30, 2015:

		Level 1	Level 2	Level 3	Total
Tax-Free	Short Term Securities	$1,314,188	$0	$0	$1,314,188
Fund for MT	Municipal Bonds	0	65,489,950	0	65,489,950
	Total	$1,314,188	$65,489,950	$0	$66,804,138

Tax-Free	Short Term Securities	$149,303	$0	$0	$149,303
Fund for ND	Municipal Bonds	0	24,451,421	0	24,451,421
	Total	$149,303	$24,451,421	$0	$24,600,724

Please refer to the Schedule of Investments for sector classification. The Funds did not hold any Level 3 assets during the six months ended June 30, 2015. There were no transfers into or out of Level 1 or Level 2 during the six months ended June 30, 2015. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2015.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2015, were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Purchases	$2,041,055	$2,838,506
Sales	$3,276,485	$3,050,838

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Six Months	Year	Six Months	Year
	Ended 6/30/15	Ended 12/31/14	Ended 6/30/15	Ended 12/31/14
Shares sold	365,929	735,028	92,562	340,999
Shares issued on reinvestment of dividends	62,220	132,171	24,592	50,661
Shares redeemed	(405,408)	(1,280,594)	(158,053)	(370,078)
Net increase (decrease)	22,741	(413,395)	(40,899)	21,582

NOTE 6: Income Tax Information

At December 31, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Investments at cost	$65,084,530	$25,269,917
Unrealized appreciation	$3,203,412	$1,299,043
Unrealized depreciation	(87,012)	(1,207)
Net unrealized appreciation (depreciation)	$3,116,400*	$1,297,836*

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

The tax character of distributions paid was as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Year	Year	Year	Year
	Ended 12/31/14	Ended 12/31/13	Ended 12/31/14	Ended 12/31/13
Tax-exempt income	$1,979,050	$2,065,315	$677,076	$739,531

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Accumulated capital and other (losses)	($2,052,825)	($836,774)
Unrealized appreciation/(depreciation)*	3,116,400	1,297,836
Total accumulated earnings/(deficit)	$1,063,575	($461,062)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended December 31, 2014, certain differences were reclassified in the Tax-Free Fund for MT and Tax-Free Fund for ND as follows: accumulated realized losses to paid in capital of $51,062 and $38,426, respectively, for capital loss carryforward expiration; accumulated net investment income to accumulated realized gains (losses) of $25 and $122, respectively, due to market discount on the sale of bonds; and accumulated net investment income to paid in capital of $54 and $75, respectively, due to distribution adjustment.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of December 31, 2014 are as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Expires in 2015	$56,897	$0
Expires in 2016	$72,824	$44,995
Expires in 2018	$106,551	$75,200
Non-expiring short-term losses	$708,153	$370,015
Non-expiring long-term losses	$1,108,400	$346,564
Total Capital Loss Carryforwards	$2,052,825	$836,774

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and Integrity Fund Services, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of each Fund's average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses) until April 29, 2016 so that the net annual operating expenses do not exceed 0.98%. After this date, the expense limitations may be terminated or revised. There were no fees to recoup by VFM as of June 30, 2015. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before voluntarily or contractually waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Advisory Fees	Advisory Fees
	Six Months Ended 6/30/15	Payable 6/30/15
Tax-Free Fund for MT	$169,198	$29,022
Tax-Free Fund for ND	$63,440	$10,703

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sales proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 6/30/15			Payable 6/30/15
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
Tax-Free Fund for MT	$90,528	$0	$84,599	$2,728	$0	$14,511
Tax-Free Fund for ND	$22,514	$0	$31,720	$1,496	$0	$5,351

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 6/30/15				Payable 6/30/15
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees*	Fees Waived	Fees*	Fees Waived	Fees*	Fees*
Tax-Free Fund for MT	$24,925	$24,923	$28,138	$31,237	$4,650	$4,723
Tax-Free Fund for ND	$7,375	$11,853	$9,901	$19,862	$1,302	$1,583

*	After waivers

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of each Fund's portfolio, the greater its interest rate risk.

VIKING TAX-FREE FUND FOR MONTANA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/15#	12/31/14	12/31/13	12/31/12	12/30/11	12/31/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23	$9.83	$10.50	$10.32	$9.62	$9.81

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.29	$0.28	$0.32	$0.38	$0.38
Net realized and unrealized gain (loss) on investments[3]	(0.11)	0.40	(0.67)	0.18	0.70	(0.19)
Total from investment operations	$0.04	$0.69	$(0.39)	$0.50	$1.08	$0.19

Less Distributions:
Dividends from net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.32)	$(0.38)	$(0.38)
Total distributions	$(0.15)	$(0.29)	$(0.28)	$(0.32)	$(0.38)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.12	$10.23	$9.83	$10.50	$10.32	$9.62

Total Return (excludes any applicable sales charge)	0.37%^	7.08%	(3.80%)	4.93%	11.46%	1.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$67,563	$68,064	$69,452	$78,934	$56,496	$43,559
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.98%	0.98%	0.97%	0.96%	0.96%
Ratio of expenses to average net assets before waivers[2]	1.15%*	1.14%	1.15%	1.15%	1.24%	1.35%
Ratio of net investment income to average net assets[1,2]	2.90%*	2.86%	2.71%	3.07%	3.83%	3.87%
Portfolio turnover rate	3.06%	13.20%	32.66%	5.79%	12.64%	25.34%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Annualized.

#	Unaudited.

^	Not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/15#	12/31/14	12/31/13	12/31/12	12/30/11	12/31/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.39	$9.94	$10.62	$10.49	$9.84	$10.07

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.28	$0.28	$0.34	$0.38	$0.38
Net realized and unrealized gain (loss) on investments[3]	(0.08)	0.45	(0.68)	0.13	0.65	(0.23)
Total from investment operations	$0.06	$0.73	$(0.40)	$0.47	$1.03	$0.15

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.28)	$(0.28)	$(0.34)	$(0.38)	$(0.38)
Total distributions	$(0.14)	$(0.28)	$(0.28)	$(0.34)	$(0.38)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.31	$10.39	$9.94	$10.62	$10.49	$9.84

Total Return (excludes any applicable sales charge)	0.55%^	7.43%	(3.80%)	4.48%	10.72%	1.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$24,831	$25,449	$24,140	$27,869	$21,525	$19,266
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.98%	0.98%	0.97%	0.96%	0.96%
Ratio of expenses to average net assets before waivers[2]	1.23%*	1.23%	1.24%	1.24%	1.34%	1.42%
Ratio of net investment income to average net assets[1,2]	2.65%*	2.75%	2.73%	3.15%	3.81%	3.79%
Portfolio turnover rate	11.39%	18.46%	37.28%	17.26%	22.63%	29.47%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Annualized.

#	Unaudited.

^	Not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	12/31/14	6/30/15	Period*	Ratio

Viking Tax-Free Fund for Montana
Actual	$1,000.00	$1,003.69	$4.91	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%

Viking Tax-Free Fund for North Dakota
Actual	$1,000.00	$1,005.50	$4.91	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 180 days in the one-half year period, and divided by 360 days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial advisor or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 28, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

August 28, 2015